Revenues (Details) - Schedule of changes in deferred revenue - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Schedule of changes in deferred revenue [Abstract]
Deferred revenue	[1]	$ 67,084	$ 63,392

[1]	Includes $18 million and $14.2 million under long term deferred revenue in the Company's consolidated balance sheets as of September 30, 2021 and December 31, 2020, respectively.